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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ] Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                     Dallas, TX        February 14, 2008
-------------------------------------   -------------------   -----------------
(Signature)                                (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          21

Form 13F Information Table Value Total:   1,381,250
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------

 1                           TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------- ----------- -------- ------------------------- ---------- -------- -------------------
                                TITLE OF                 VALUE   SHRS OR                  INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER            CLASS        CUSIP     (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- ------------- ----------- -------- --------- ------ -------- ---------- -------- ---- --------- ----
ABB Ltd.                     SPONSORED ADR 000375-20-4    75970 2,637,844   SH      N/A     DEFINED      1      0  2,637,844   0
ANADARKO PETROLEUM CORP           COM      032511-10-7    24650   375,246   SH      N/A     DEFINED      1      0    375,246   0
CHEVRON CORP NEW                  COM      166764-10-0    90349   968,056   SH      N/A     DEFINED      1      0    968,056   0
CLEAN ENERGY FUELS CORP           COM      184499-10-1     5943   392,518   SH      N/A     DEFINED      1      0    392,518   0
DENBURY RESOURCES INC NEW       COM NEW    247916-20-8    98460 3,309,592   SH      N/A     DEFINED      1      0  3,309,592   0
DRESSER-RAND GROUP INC            COM      261608-10-3    35942   920,399   SH      N/A     DEFINED      1      0    920,399   0
EXXON MOBIL CORP                  COM      30231G-10-2   175792 1,876,320   SH      N/A     DEFINED      1      0  1,876,320   0
FLUOR CORP NEW                    COM      343412-10-2    86659   594,693   SH      N/A     DEFINED      1      0    594,693   0
FOSTER WHEELER LTD              SHS NEW    G36535-13-9    47186   304,389   SH      N/A     DEFINED      1      0    304,389   0
GREENBRIER COMPANIES  INC         COM      393657-10-1    12577   565,003   SH      N/A     DEFINED      1      0    565,003   0
INTEROIL CORP                     COM      460951-10-6    18181   943,964   SH      N/A     DEFINED      1      0    943,964   0
JACOBS ENGR GROUP INC DEL         COM      469814-10-7    84566   884,487   SH      N/A     DEFINED      1      0    884,487   0
KBR INC                           COM      48242W-10-6    23615   608,637   SH      N/A     DEFINED      1      0    608,637   0
OCCIDENTAL PETE CORP DEL          COM      674599-10-5   149785 1,945,518   SH      N/A     DEFINED      1      0  1,945,518   0
SCHLUMBERGER LTD                  COM      806857-10-8    97195   988,060   SH      N/A     DEFINED      1      0    988,060   0
SHAW GROUP INC                    COM      820280-10-5    40297   666,728   SH      N/A     DEFINED      1      0    666,728   0
SUNCOR ENERGY INC                 COM      867229-10-6   197409 1,815,589   SH      N/A     DEFINED      1      0  1,815,589   0
TALISMAN ENERGY INC               COM      87425E-10-3    54595 2,947,909   SH      N/A     DEFINED      1      0  2,947,909   0
TITANIUM METALS CORP            COM NEW    888339-20-7    28397 1,073,609   SH      N/A     DEFINED      1      0  1,073,609   0
VALERO ENERGY CORP NEW            COM      919134-10-0     6959    99,372   SH      N/A     DEFINED      1      0     99,372   0
WEATHERFORD INTERNATIONAL LT      COM      G95089-10-1    26723   389,552   SH      N/A     DEFINED      1      0    389,552   0